Basis of Preparation (Policies)	6 Months Ended
Jun. 30, 2018
Basis of Preparation [Abstract]
Statement of compliance
A.          Statement of compliance

The accompanying unaudited condensed consolidated interim financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and do not include all of the information required for full annual financial statements. The unaudited condensed consolidated interim statements should be read in conjunction with the Company’s 2017 annual audited consolidated financial statements and footnotes, which were filed with the U.S. Securities and Exchange Commission as part of the Company’s annual report on Form 20-F for the year ended December 31, 2017.

In the opinion of management of the Company, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and six-month periods ended June 30, 2018 are not necessarily indicative of the results that may be expected for the year ended December 31, 2018 or for any other future period.

Recent Accounting Pronouncements
B.          Recent Accounting Pronouncements

Effective January 1, 2017, the Company adopted ASU No. 2015-11, “Inventory (Topic 330): Simplifying the Measurement of Inventory.” This simplifies subsequent measurement of inventory by having an entity measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable cost of completion, disposal, and transportation.  The adoption of ASU 2015-11 did not have any impact on the Company's consolidated financial position, results of operations, and cash flows.

In May 2017, the FASB issued ASU No. 2017-09, “Compensation - Stock Compensation (Topic718): Scope of Modification Accounting.”  This ASU amends the scope of modification accounting for share-based payment arrangements and provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting under ASC 718.  This ASU is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years.  The Company chose to adopt ASU No. 2017-09 early and the adoption did not have any impact on the Company's consolidated financial position, results of operations, and cash flows.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments.” This ASU provides guidance on statement of cash flows presentation for eight specific cash flow issues where diversity in practice exists. This ASU is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The adoption did not have any impact on the Company's consolidated financial position, results of operations, and cash flows.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842).” This ASU requires that lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months.  ASU No. 2016-02 also will require disclosures designed to give financial statement users information on the amount, timing, and uncertainty of cash flows arising from leases. These disclosures include qualitative and quantitative information. This ASU is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2018 with earlier adoption permitted. The expected impact for the Company is an increase in property, plant and equipment and in financial liabilities.

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which amends the existing accounting standards for revenue recognition. ASU 2014-09 is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled when products are transferred to customers. ASU 2014-09 became effective for the Company beginning in the first quarter of 2018.

Subsequently, the FASB issued the following standards related to ASU 2014-09: ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (“ASU 2016-08”); ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing (“ASU 2016-10”); and ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients (“ASU 2016-12”). The Company must adopt ASU 2016-08, ASU 2016-10 and ASU 2016-12 with ASU 2014-09 (collectively, the “New Revenue Standards”) commencing the first quarter of 2018.

The Company adopted the New Revenue Standards in the first quarter of 2018 retrospectively with the cumulative effect recognized as of the date of adoption.

The Company analyzed the impact of the New Revenue Standards on its contract portfolio by reviewing its current accounting policies and practices to identify potential differences that would result from applying the requirements of the New Revenue Standards to its revenue contracts. In addition, the Company identified and implemented appropriate changes to its business processes and related policies to support recognition and disclosure under the New Revenue Standards.

The Company’s revenues are based on signed contracts or customer purchase orders accepted by the Company. There is no change in this position with regards to identifying the contract with the customer. The Company has identified that the only performance obligation in its contracts, distinct from the provision of a machine, installation and standard warranty, is in the case of an extended warranty which is included in the minority of contracts. The Company defers revenues in respect of extended warranty, when applicable, using observable stand-alone selling prices of annual service contracts in each geographical market and stand-alone selling prices of machine contract. The deferred revenue related to the extended warranty is calculated according to fair value relations. The ratio of annual service contract to machine price is calculated and updated annually. This was also the practice under ASC 605-25.

In the six-month period to June 30, 2018, the Company recognized $170 of previously deferred revenues in respect of extended warranties.

The Company has determined that whilst its machines are customized to the requirements of specific customers, there are no practical or contractual restrictions from transferring the machine to a different customer at little additional cost.  As such, they have an alternative use and should recognize revenue at a point in time, that is, upon installation.

The cumulative effect of adopting the New Revenue Standards on the Company’s revenues and operating income is not material, as the analysis of the Company’s contracts under the New Revenue Standards supports the recognition of revenue at a point in time for the majority of its contracts, which is consistent with its current revenue recognition model. Revenue on the majority of the Company’s contracts will continue to be recognized upon delivery because this represents the point in time at which control is transferred to the customer. Revenues derived from performance obligations such as warranty and service contracts will continue to be recognized over the period of the service. In addition, the number of the Company’s performance obligations under the New Revenue Standards is not materially different from the Company’s contract elements under the existing standard. Finally, the accounting for the estimate of variable consideration is not materially different compared to the Company’s current practice.

The adoption did not have a material impact on the Company's consolidated balance sheet.